SHARE-BASED COMPENSATION - Summary of the Non-vested Shares Activities (Details) - Non-vested shares	9 Months Ended
Sep. 30, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding at the beginning of the period (in shares) | shares	681,683
Granted (in shares) | shares	6,250
Vested (in shares) | shares	(125,820)
Outstanding at the end of the period (in shares) | shares	562,113
Outstanding at the beginning of the period (in dollars per share)	$ 0.49
Granted (in dollars per share)	0.43
Vested (in dollars per share)	0.64
Forfeited (in dollars per share)	0.43
Outstanding at the end of the period (in dollars per share)	$ 0.5